Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Thoroughbred Retirement Investment Plan of
Norfolk Southern Corporation and Participating Subsidiary Companies
EIN: 52-1188014 Plan 003
Schedule H, line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of issue, borrower,	Description of investment, including maturity date,
lessor or similar party	rate of interest, collateral, par or maturity value			Current Value
				($ in thousands)
*Plan interest in Master Trust
for NS stock	2,648,552	units of	NS Stock Fund	$254,288

Value of Interests in Registered Investment Companies:
*The Vanguard Group, Inc.	428,367	shares of	Vanguard Growth Index Fund Institutional Shares	107,584
*The Vanguard Group, Inc.	1,252,105	shares of	Vanguard Wellington Fund Admiral Shares	96,650
*The Vanguard Group, Inc.	546,811	shares of	Vanguard Value Index Fund Institutional Shares	40,743
*The Vanguard Group, Inc.	476,781	shares of	Vanguard Mid-Cap Index Fund Institutional Shares	37,847
*The Vanguard Group, Inc.	195,864	shares of	Vanguard Small-Cap Index Fund Institutional Shares	24,205
*The Vanguard Group, Inc.	1,065,483	shares of	Vanguard Inflation-Protected Securities Fund	9,973
*The Vanguard Group, Inc.	43,877	shares of	Vanguard Cash Reserve Federal MM Fund	44
				317,046
Value of Interests in Common Collective Trusts:
*The Vanguard Group, Inc.	924,513	units of	Vanguard Institutional 500 Index Trust C	128,896
*The Vanguard Group, Inc.	629,882	units of	Vanguard Institutional Total International Stock Market Index Trust C	88,624
*The Vanguard Group, Inc.	543,473	units of	Vanguard Institutional Total Bond Market Index Trust C	59,864
*The Vanguard Group, Inc.	54,403,361	units of	Vanguard Retirement Savings Trust III	54,403
*The Vanguard Group, Inc.	422,831	units of	Vanguard Target Retirement 2045 Trust I	50,643
*The Vanguard Group, Inc.	389,859	units of	Vanguard Target Retirement 2040 Trust I	44,370
*The Vanguard Group, Inc.	347,770	units of	Vanguard Target Retirement 2050 Trust I	43,040
*The Vanguard Group, Inc.	380,276	units of	Vanguard Target Retirement 2035 Trust I	39,975
*The Vanguard Group, Inc.	195,143	units of	Vanguard Target Retirement 2055 Trust I	29,451
*The Vanguard Group, Inc.	291,276	units of	Vanguard Target Retirement 2030 Trust I	28,510
*The Vanguard Group, Inc.	152,661	units of	Vanguard Target Retirement 2025 Trust I	14,046
*The Vanguard Group, Inc.	167,940	units of	Vanguard Target Retirement 2060 Trust I	13,321
*The Vanguard Group, Inc.	97,601	units of	Vanguard Target Retirement Income Trust I	7,386
*The Vanguard Group, Inc.	122,004	units of	Vanguard Target Retirement 2065 Trust I	5,951
*The Vanguard Group, Inc.	66,435	units of	Vanguard Target Retirement 2020 Trust I	5,638
*The Vanguard Group, Inc.	57,874	units of	Vanguard Target Retirement 2070 Trust I	1,721
				615,839

*Participant loans	Participant loans (interest rates of 4.25%-9.50%, maturing through 2031)			29,660

	Total investments at fair value			$1,216,833

*Party-in-interest

See accompanying Report of Independent Registered Public Accounting Firm